COMMITMENTS - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 33,213	¥ 46,729
Within one year
Disclosure of commitments [Line Items]
Operating lease commitments	13,745	13,404
After one year and within five years
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 19,468	¥ 33,325